Share-based payments - Former Chief Executive Officer Grant - Reconciliation of outstanding awards (Details) € in Thousands, shares in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2021 Option USD ($)	Dec. 31, 2021 Option	Dec. 31, 2021 EUR (€) Option	Dec. 31, 2021 Option shares	Dec. 31, 2020 Option	Dec. 31, 2020 EUR (€) Option	Dec. 31, 2020 Option shares	Dec. 31, 2019 Option	Dec. 31, 2019 EUR (€) Option	Dec. 31, 2019 Option shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised during the period | $	(100,000)	(3,766,309)	(557,171)
Number of awards exercisable			0	0	0	0
Former Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the period				7,951,265	906,595		7,305,838	745,236		6,640,449	0
Granted during the period				0			658,735	267,822		665,389	745,236
Expired during the period				0			(13,308)	(106,462)		0
Exercised during the period				(1,524,900)	(557,171)		0			0
Outstanding at the end of the period				6,426,365	349,424		7,951,265	906,595		7,305,838	745,236
Thereof vested						88,464			420,595			175,397
Thereof expensed						88,464			0			0
Number of awards exercisable | Option			0	0	0	0	0	0	0	0	0	0